Fees Summary	May 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,436,500,000
Total Fee Amount	336,481
Total Offset Amount	0
Net Fee	$ 336,481
Offset Table N/A	N/A